NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED FEBRUARY 28, 2019

TO PROSPECTUSES

Nuveen Municipal Trust	Nuveen Investment Trust II
Prospectuses dated July 31, 2018	Prospectus dated October 31, 2018
Prospectus dated November 27, 2018
Nuveen Multistate Trust I	Prospectuses dated November 30, 2018
Prospectus dated September 28, 2018	Prospectus dated December 12, 2018

Nuveen Multistate Trust II	Nuveen Investment Trust V
Prospectuses dated June 29, 2018	Prospectus dated April 10, 2018
Prospectus dated November 15, 2018
Nuveen Multistate Trust III	Prospectus dated November 30, 2018
Prospectus dated September 28, 2018
Nuveen Investment Funds, Inc.
Nuveen Multistate Trust IV	Prospectus dated April 30, 2018
Prospectus dated September 28, 2018	Prospectus dated July 31, 2018
Prospectus dated September 28, 2018
Nuveen Investment Trust	Prospectus dated October 31, 2018
Prospectuses dated October 31, 2018

1.	The first paragraph of each Appendix to the Prospectus is hereby deleted and replaced with the following:

The availability of certain sales charge variations, waivers and discounts will depend on whether you purchase your shares directly from a Fund or through a financial intermediary. Financial intermediaries may impose different sales charges and have unique policies and procedures regarding the availability of sales charge waivers and/or discounts (including based on account type), which differ from those described in the prospectus and are disclosed below. All sales charges and sales charge variations, waivers and discounts available to investors, other than those set forth below, are described in the prospectus. To the extent a financial intermediary notifies Nuveen Fund Advisors, LLC (the “Adviser”) or Nuveen Securities, LLC (the “Distributor”) of its intention to impose sales charges or have sales charge waivers and/or discounts that differ from those described in the prospectus, such information provided by that intermediary will be disclosed in this Appendix.

In all instances, it is your responsibility to notify your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts. Please contact your financial intermediary with questions regarding your eligibility for applicable sales charge variations, waivers and discounts or for additional information regarding your intermediary’s policies for implementing particular sales charge variations, waivers and discounts. For waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase shares directly from a Fund or through another intermediary to receive these waivers or discounts.

The information provided below for a particular financial intermediary is reproduced based on information provided by that intermediary. A financial intermediary’s administration and implementation of its particular policies with respect to any variations, waivers and/or discounts is neither supervised nor verified by a Fund, the Adviser or the Distributor.

2.	The following information is hereby added to each Appendix to the Prospectus:

Class A and Class C Share Sales Charge Reductions and Waivers Available Through Raymond James & Associates, Inc., Raymond James Financial Services, Inc., & Raymond James affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred sales charge waivers) and discounts, which may differ from those disclosed elsewhere in your Fund’s prospectus or SAI.

Front-End Sales Load Waivers on Class A Shares Available at Raymond James

•	Shares purchased through a Raymond James investment advisory program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other Nuveen-sponsored mutual fund).
•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•

Shares purchased from the proceeds of redemptions of a Nuveen-sponsored mutual fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan as described in the prospectus.
•	Return of excess contributions from an IRA Account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2 as described in the prospectus.
•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•	Shares acquired through a Right of Reinstatement.

Front-End Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the prospectus.
•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of all Nuveen-sponsored mutual fund assets held by accounts within the purchaser’s household at Raymond James. Eligible Nuveen-sponsored mutual fund assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

3.	The section “Class A Sales Charge Waivers Available Only Through Specified Intermediaries” in each Appendix is hereby deleted and replaced with the following:

Class A Sales Charge Waivers Available Only Through Specified Intermediaries

As described in the prospectus, Class A shares may be purchased at net asset without a sales charge by employer-sponsored retirement plans (“ESRPs”) as defined in the prospectus, except that, in the case of ESRPs held through a brokerage account, Class A shares will be available at net asset value without a sales charge only if the broker-dealer has entered into an agreement with the Distributor that allows for such purchases.

The following intermediaries have entered into such an agreement:

Baker & Co., Inc.

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Specialists LLC

Cetera Investment Services LLC

Country Club Financial Services, Inc.

Cutter & Co. Brokerage Inc.

Davenport & Co. LLC

Devenir Investment Advisors, LLC

Fintrust Brokerage Services

First Kentucky Securities Corp.

First Western Securities

Gold Coast Securities, Inc.

Hewitt Financial Services LLC

Hilltop Securities Inc.

Infinex Investments, Inc.

J.P. Morgan Securities LLC

KMS Financial Services, Inc.

Mid-Atlantic Capital Corp.

OFG Financial Services, Inc.

Principal Securities Inc.

RDM Investment Services, Inc.

Register Financial Associates, Inc.

Shareholders Service Group Inc.

Southeast Investments, NC, Inc.

Stifel, Nicolaus & Co., Inc.

Waddell & Reed Inc.

As described in the prospectus, Class A shares may be purchased at net asset value without a sales charge through a financial intermediary that has entered into an agreement with the Distributor to offer the Funds’ shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

The following intermediaries have entered into such an agreement:

J.P. Morgan Securities LLC

Merrill Lynch, Pierce, Fenner & Smith Inc.

TD Ameritrade, Inc.

TD Ameritrade Clearing, Inc.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MF1P-0219P

NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED FEBRUARY 28, 2019

TO PROSPECTUSES

Nuveen Investment Trust	Nuveen Strategy Funds, Inc.
Prospectus dated December 31, 2018	Prospectus dated December 31, 2018

Nuveen Investment Trust II
Prospectus dated December 31, 2018

1.	The following information is hereby added to each Appendix to the Prospectus:

Class A and Class C Share Sales Charge Reductions and Waivers Available Through Raymond James & Associates, Inc., Raymond James Financial Services, Inc., & Raymond James affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred sales charge waivers) and discounts, which may differ from those disclosed elsewhere in your Fund’s prospectus or SAI.

Front-End Sales Load Waivers on Class A Shares Available at Raymond James

•	Shares purchased through a Raymond James investment advisory program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other Nuveen-sponsored mutual fund).
•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•

Shares purchased from the proceeds of redemptions of a Nuveen-sponsored mutual fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan as described in the prospectus.
•	Return of excess contributions from an IRA Account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2 as described in the prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•	Shares acquired through a Right of Reinstatement.

Front-End Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the prospectus.
•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of all Nuveen-sponsored mutual fund assets held by accounts within the purchaser’s household at Raymond James. Eligible Nuveen-sponsored mutual fund assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

2.	The section “Class A Sales Charge Waivers Available Only Through Specified Intermediaries” in each Appendix is hereby deleted and replaced with the following:

Class A Sales Charge Waivers Available Only Through Specified Intermediaries

As described in the prospectus, Class A shares may be purchased at net asset without a sales charge by employer-sponsored retirement plans (“ESRPs”) as defined in the prospectus, except that, in the case of ESRPs held through a brokerage account, Class A shares will be available at net asset value without a sales charge only if the broker-dealer has entered into an agreement with the Distributor that allows for such purchases.

The following intermediaries have entered into such an agreement:

Baker & Co., Inc.

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Specialists LLC

Cetera Investment Services LLC

Country Club Financial Services, Inc.

Cutter & Co. Brokerage Inc.

Davenport & Co. LLC

Devenir Investment Advisors, LLC

Fintrust Brokerage Services

First Kentucky Securities Corp.

First Western Securities

Gold Coast Securities, Inc.

Hewitt Financial Services LLC

Hilltop Securities Inc.

Infinex Investments, Inc.

J.P. Morgan Securities LLC

KMS Financial Services, Inc.

Mid-Atlantic Capital Corp.

OFG Financial Services, Inc.

Principal Securities Inc.

RDM Investment Services, Inc.

Register Financial Associates, Inc.

Shareholders Service Group Inc.

Southeast Investments, NC, Inc.

Stifel, Nicolaus & Co., Inc.

Waddell & Reed Inc.

As described in the prospectus, Class A shares may be purchased at net asset value without a sales charge through a financial intermediary that has entered into an agreement with the Distributor to offer the Funds’ shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

The following intermediaries have entered into such an agreement:

J.P. Morgan Securities LLC

Merrill Lynch, Pierce, Fenner & Smith Inc.

TD Ameritrade, Inc.

TD Ameritrade Clearing, Inc.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MF2P-0219P